Property, Plant, and Equipment	12 Months Ended
Jun. 30, 2022
7. Property, Plant and Equipment

7. Property, Plant, and Equipment

As of June 30, 2022, property, plant, and equipment was $18,652,394 (June 30, 2021: $4,337,161). Assets Under Construction consist of $15,692,451 (2021: $3,611,890) for Phase 1 of the Molo Mine, $552,960 (2021: $nil) for Phase 2 of the Molo Mine and $547,812 (2021: $nil) for the BAF plant. During the year ended June 30, 2022, the Company capitalized additions of $14,350,273 (year ended June 30, 2021: 4,325,642) and amortized $35,040 (year ended June 30, 2021: $6,592). The Mining Property additions include production obligation accretion of $94,634. The Assets Under Construction additions include royalty obligation accretion of $904,771. The Right of Use Assets additions of $389,049 consist of the recognition of long-term property lease obligation.

	Mining	Assets Under	Equipment &	Right of Use
	Property	Construction	Vehicles	Assets	Total
	$	$	$	$	$
As at June 30, 2020	-	-	-	18,111	18,111
Additions	708,514	3,611,890	5,238	-	4,325,642
Amortization	-	-	(555)	(6,037)	(6,592)
As at June 30, 2021	708,514	3,611,890	4,683	12,074	4,337,161
Additions	398,836	13,181,333	239,542	530,562	14,350,273
Amortization	-	-	(29,053)	(5,987)	(35,040)
As at June 30, 2022	1,107,350	16,793,223	215,172	536,649	18,652,394
Cost	708,514	3,611,890	5,238	24,165	4,349,807
Accumulated amortization	-	-	(555)	(12,091)	(12,646)
As at June 30, 2021	708,514	3,611,890	4,683	12,074	4,337,161
Cost	1,107,350	16,793,223	244,780	554,727	18,700,080
Accumulated amortization	-	-	(29,608)	(18,078)	(47,686)
As at June 30, 2022	1,107,350	16,793,223	215,172	536,649	18,652,394